LEASE (Tables)	12 Months Ended
Dec. 31, 2024
LEASE
Summary of information related to leases

	As of December 31,
	2022	2023	2024
Operating leases
Right-of-use assets	8,138	6,419	13,342
Lease liabilities, current	4,058	3,866	3,438
Lease liabilities, non-current	3,788	2,246	9,835
Finance leases
Right-of-use assets	2,688	2,636	1,794
Lease liabilities, current (note 8)	1,245	1,244	532
Lease liabilities, non-current	1,352	1,187	1,156

	Year ended December 31,
	2022	2023	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	5,718	4,178	4,603
Operating cash used in finance leases	96	77	111
Financing cash used in finance leases	853	1,061	1,015
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	5,336	3,424	11,377
Finance leases	2,597	1,183	618
Weighted average remaining lease term
Operating leases	2.2	1.5	4.5
Finance leases	2.7	3.2	3.9
Weighted average discount rate
Operating leases	4.3%	4.6%	5.1%
Finance leases	4.8%	5.9%	5.0%

Summary of maturity analysis of the annual undiscounted cash flows for operating lease liabilities

Maturity analysis of the annual undiscounted cash flows for operating lease and finance lease liabilities as of December 31, 2024 is as follows:

Year ending
December 31,
2025	4,610
2026	4,060
2027	3,082
2028	2,521
2029	2,181
2030 and thereafter	61
Less: imputed interest	(1,554)
Total	14,961

Summary of maturity analysis of the annual undiscounted cash flows for finance lease liabilities

Maturity analysis of the annual undiscounted cash flows for operating lease and finance lease liabilities as of December 31, 2024 is as follows:

Year ending
December 31,
2025	4,610
2026	4,060
2027	3,082
2028	2,521
2029	2,181
2030 and thereafter	61
Less: imputed interest	(1,554)
Total	14,961